Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income Tax Assets and Liabilities
Schedule of of temporary differences of deferred income tax assets and liabilities

As at December 31:	2021	2020
Non-capital tax loss carry-forwards	$18,692	$24,677
Interests in resource properties	(59,864)	(62,418)
Other assets	(5,655)	(7,251)
Other liabilities	(11,015)	(10,267)
	$(57,842)	$(55,259)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$9,619	$10,856
Deferred income tax liabilities	(67,461)	(66,115)
Net	$(57,842)	$(55,259)

Schedule of estimated accumulated non capital losses

		Amount for which
		no deferred
		income tax asset
Country / Region	Gross amount	is recognized	Expiration dates
Canada	$4,628	$15	2037‑2041
U.S.A.	84	—	Indefinite
Germany	423	—	Indefinite
Malta	92,417	63,628	Indefinite
Africa	26,310	—	Indefinite